BRINSON LIR MONEY MARKET FUND

BRINSON LIR TREASURY SECURITIES FUND                           SEMIANNUAL REPORT

Dear Shareholder,                                              December 17, 2001

We present you with the semiannual report for Brinson LIR Money Market Fund and Brinson LIR Treasury Securities Fund for the six months ended October 31,
2001.

MARKET REVIEW

[GRAPHIC]

The six months ended October 31, 2001 was a particularly challenging period for the U.S. economy. Throughout the summer, businesses continued a dismal run of lowered spending, reduced profits and falling stock prices. The terrorist attacks of September 11 and the ensuing uncertainty connected to involvement of U.S. troops overseas, exacerbated pre-existing turbulent economic conditions. Consumer confidence, which had remained strong through the summer, fell as layoffs increased and business spending shriveled. Before September, some economists were hoping the economy would avoid a recession by the slimmest of margins. In fact, the real gross domestic product (GDP) grew only an anemic 0.3% during the second quarter. At the end of the fiscal period, the question was not whether we would avoid a recession, but how long and how severe it would be.

   Preliminary GDP estimates show a decrease of 1.1% for the third quarter. Travel-related industries, particularly airlines and lodging, suffered a severe downturn in the third quarter as consumer spending virtually stopped cold. The Federal Reserve (the "Fed") continued its attempt to stimulate the economy, reducing the Fed Funds rate an unprecedented 11 times in 2001 (including two cuts following the end of the fiscal period) to 1.75%. This economic activity affected short-term money market instruments acutely, as short-term yields fell along with interest rates. This effect on yield is striking, considering that only a year ago, short-term money market rates were at their highest in a decade. Toward the end of the period, stock markets rallied, perhaps signaling the bottom or near-bottom of the economic downturn.

[SIDENOTE]

BRINSON LIR MONEY MARKET FUND
BRINSON LIR TREASURY SECURITIES FUND

INVESTMENT GOAL
(BOTH FUNDS):
High current income to the extent consistent with capital preservation and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan
Brinson Advisors, Inc.

COMMENCEMENT:
Institutional Shares--
June 3, 1991
(Money Market Fund)
December 6, 1991
(Treasury Securities Fund)

Financial Intermediary Shares--original issuance March 17, 1994, ceased April 30, 1995; reissued January 14, 1998 (Money Market Fund)

DIVIDEND PAYMENTS:
Monthly

PERFORMANCE AND PORTFOLIO REVIEW

CURRENT SEVEN-DAY AVERAGE YIELD(1)                       10/31/01          4/30/01
--------------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                                       2.66%         4.73%
  Financial Intermediary Shares                              2.41          4.48
Treasury Securities Fund+                                    2.38          4.15
--------------------------------------------------------------------------------------

EFFECTIVE SEVEN-DAY AVERAGE YIELD(1)                     10/31/01          4/30/01
--------------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                                       2.69%         4.84%
  Financial Intermediary Shares                              2.43          4.58
Treasury Securities Fund+                                    2.40          4.22
--------------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY                                10/31/01          4/30/01
--------------------------------------------------------------------------------------
Money Market Fund                                         58 days          58 days
Treasury Securities Fund                                  64 days          59 days
--------------------------------------------------------------------------------------

NET ASSETS                                               10/31/01          4/30/01
--------------------------------------------------------------------------------------
Money Market Fund                                      $2.96 billion     $2.56 billion
Treasury Securities Fund                              $258.9 million    $167.4 million
--------------------------------------------------------------------------------------

HIGHLIGHTS

[GRAPHIC]

The Funds' seven-day average yields dropped significantly during the six months ended October 31, 2001. However, as short-term yields fell along with interest rates during the period, the Funds' yields were competitive with their peers. During the period, the yield curve (the difference in yield between short-term and long-term debt) widened significantly--short-term debt yields dropped in line with interest rates, while long-term yields did not decline as sharply. Interestingly, the very shortest-term debt--instruments that range from overnights to one-month notes--are offering yields in line with one-year notes. Thus, we continue to employ a barbell strategy, investing in the shortest and longest ends of the one-year range for maximum potential results.


(1)  Yields will fluctuate.
+    Institutional shares.

[SIDENOTE]

HOW THE FED INFLUENCES
FIXED INCOME YIELDS

The Federal Reserve (the "Fed") conducts the nation's monetary policy and regulates its member banks in order to achieve a flexible and stable economy. The Fed focuses its efforts on managing economic fluctuations, primarily by influencing interest rates. For example, the Fed reduces rates to increase borrowing and spending, and thereby stimulate economic growth and job opportunities. When the Fed perceives that wages and prices are rising too fast, it tries to slow down borrowing and spending by raising interest rates.

In 2001, the Federal Reserve cut its Fed Funds rate an unprecedented 11 times. (The Fed Funds rate is the rate charged for short-term lending between banks.) How does this affect the yield on your fixed income investments?

The shortest-term debt, typically Treasury bills and money market securities, are usually affected proportionately. However, the timing of yield declines and increases may surprise you. Investment yields often decline in anticipation of Fed actions, building expected increases or decreases of Fed Fund rates into the pricing of individual

(continued on page 3)

OUTLOOK

[GRAPHIC]

With little room left for the Fed to cut interest rates further, the economy will have to recover based on fundamentals. Business inventories have become leaner in recent months, and there is some optimism in the stock market--whose recovery typically precedes the economy's--that the worst is almost behind us. An economic stimulus package, tied up in Congress at the moment, may also help push the economy forward--if and when it is passed. It is expected that the final quarter of 2001 will produce negative economic growth, and most economists believe that the economy will start a modest turnaround during the first or second quarter of 2002. However, surprise developments, either overseas or on American soil, would have the potential to alter any economic recovery.

   We believe the Fed has perhaps one final reduction to make if the economy struggles more than anticipated. We believe that the yield curve, which has steepened during the past year's frenzy of interest rate cuts, may begin to flatten in early to mid-2002.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the Brinson Funds,(2) please contact your financial advisor or visit us at www.brinsonadvisors.com.


Sincerely,

/s/ Brian M. Storms

BRIAN M. STORMS
President


/s/ Susan P. Ryan

SUSAN P. RYAN
Executive Director
Brinson Advisors, Inc.
Portfolio Manager,
Brinson LIR Money Market Fund
Brinson LIR Treasury Securities Fund

   This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


[SIDENOTE]

(continued)

securities. Thus, individual short-term investments with a maturity of 90 days or less typically beat the Fed to the punch, anticipating rate moves; however, the yields on money market funds will tend to lag behind changes in prevailing short-term interest rates. This means that a money market fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a money fund's income will generally tend to fall more slowly.

Interest rate movements do not always have the same effect on longer-term fixed income investments, such as bonds. When the Fed cuts rates, it hopes to encourage increased spending and investment through a lower cost of borrowing. The market, however, determines other factors that can have a greater effect on long-term yields. For instance, short-term yields may fall with interest rates, but long-term yields on bonds may actually rise if the market believes inflation will increase in the future.

BRINSON LIR MONEY MARKET FUND

STATEMENT OF NET ASSETS                             OCTOBER 31, 2001 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                              MATURITY                INTEREST
    (000)                                                                DATES                   RATES                 VALUE
    -----                                                                -----                   -----                 -----
U.S. GOVERNMENT AGENCY OBLIGATIONS--14.09%

$    25,000   Federal Farm Credit Bank                                  09/11/02               2.450%@           $     24,465,764
     20,000   Federal Farm Credit Bank                                  11/06/01               2.609*                  20,000,000
     35,901   Federal Home Loan Bank                              11/30/01 to 08/12/02     2.450 to 2.800@             35,719,280
     55,000   Federal Home Loan Bank                              02/26/02 to 09/24/02     3.600 to 5.000              55,000,000
    101,050   Federal Home Loan Mortgage Corp.                    12/06/01 to 01/03/02     3.180 to 5.180@            100,429,398
     35,000   Federal Home Loan Mortgage Corp.                          08/13/02               3.950                   34,997,267
     64,000   Federal National Mortgage Association               01/11/02 to 02/22/02     4.540 to 5.035              63,226,652
     50,000   Student Loan Marketing Association                  03/01/02 to 04/25/02     2.559 to 2.589*             49,993,705
     33,770   Student Loan Marketing Association                        10/25/02               2.640                   33,770,000
                                                                                                                 ----------------
Total U.S. Government Agency Obligations (cost--$417,602,066)                                                         417,602,066
                                                                                                                 ----------------

BANK NOTES--0.84%

BANKING-DOMESTIC--0.84%
     25,000   Wells Fargo Bank N.A. (cost--$25,002,431)                  11/01/01              2.570*                  25,002,431
                                                                                                                 ----------------

CERTIFICATES OF DEPOSIT--16.71%

YANKEE--16.71%
     30,000   ABN-AMRO Bank N.V.                                  08/30/02 to 09/06/02     3.605 to 3.700              29,999,172
    120,000   Barclays Bank PLC                                         11/01/01           2.490 to 2.540*            119,988,982
     90,000   Canadian Imperial Bank of Commerce                  02/26/02 to 07/12/02     4.055 to 5.035              90,015,344
     25,000   Canadian Imperial Bank of Commerce                        11/01/01               2.620*                  24,996,935
     50,000   Dexia Bank SA                                             11/01/01               2.550*                  50,000,000
     50,000   Royal Bank of Canada                                      11/01/01               2.530*                  49,996,316
     25,000   Royal Bank of Canada                                      08/09/02               3.990                   25,000,000
     25,000   Societe Generale                                          04/22/02               4.735                   24,998,291
     30,000   Svenska Handelsbanken                               07/22/02 to 08/29/02     3.620 to 3.913              30,000,104
     50,000   Westdeutsche Landesbank Girozentrale                10/22/02 to 11/01/02         2.590                   49,997,042
                                                                                                                 ----------------
Total Certificates of Deposit (cost--$494,992,186)                                                                    494,992,186
                                                                                                                 ----------------

COMMERCIAL PAPER@--48.94%

ASSET BACKED-AUTO & TRUCK--2.36%
     70,000   New Center Asset Trust                              11/05/01 to 12/20/01     2.340 to 3.530              69,838,042
                                                                                                                 ----------------
ASSET BACKED-BANKING--6.67%
    105,000   Atlantis One Funding Corp.                          11/26/01 to 12/13/01     2.345 to 3.420             104,697,879
     34,200   Centric Capital Corp.                               11/09/01 to 12/28/01     2.400 to 2.500              34,110,145
     59,088   Stellar Funding Group, Inc.                         11/07/01 to 12/31/01     2.490 to 2.520              58,919,645
                                                                                                                 ----------------
                                                                                                                      197,727,669
                                                                                                                 ----------------
ASSET BACKED-MISCELLANEOUS--12.80%
     25,000   Asset Securitization Cooperative Corp.                    11/21/01               2.415*                  25,000,000
     20,298   Delaware Funding Corp.                                    11/06/01               2.500                   20,290,952
     45,629   Enterprise Funding Corp.                                  11/08/01               2.480                   45,606,997
      6,000   Falcon Asset Securitization Corp.                         11/05/01               2.570                    5,998,287
     45,000   Galaxy Funding, Inc.                                11/09/01 to 11/21/01     3.330 to 3.450              44,954,933
     41,486   Giro Funding U.S. Corp.                                   11/07/01               3.535                   41,461,558


                                       4

  PRINCIPAL
   AMOUNT                                                              MATURITY                INTEREST
    (000)                                                                DATES                   RATES                 VALUE
    -----                                                                -----                   -----                 -----
COMMERCIAL PAPER@--(CONTINUED)

ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$     8,008   Giro Multi-Funding Corp.                                  11/08/01               2.520%           $       8,004,076
     11,857   Parthenon Receivables Funding LLC                         11/20/01               2.650                   11,840,417
    115,000   Pennine Funding                                     11/19/01 to 02/04/02     2.330 to 3.240             114,588,035
     25,000   Preferred Receivables Funding Corp.                       11/02/01               2.670                   24,998,146
     11,580   Triple-A One Funding Corp.                                11/07/01               2.490                   11,575,360
     25,000   Variable Funding Capital Corp.                            12/11/01               2.370                   24,934,166
                                                                                                                 ----------------
                                                                                                                      379,252,927
                                                                                                                 ----------------
BANKING-DOMESTIC--12.30%
     50,000   CBA (Delaware) Finance, Inc.                              11/14/01               3.830                   49,930,847
     15,000   Danske Corp.                                              01/22/02               3.545                   14,878,879
     60,000   Dexia Delaware LLC                                  11/26/01 to 12/20/01     2.340 to 2.510              59,852,158
     80,000   Fortis Funding LLC                                  11/15/01 to 11/16/01         2.450                   79,919,695
     50,000   Nordea North America, Inc.                          11/09/01 to 12/21/01         2.460                   49,886,919
     60,000   Stadshypotek Delaware, Inc.                         12/10/01 to 12/12/01     2.350 to 2.370              59,842,650
     50,000   Westpac Capital Corp.                                     11/01/01               2.650                   50,000,000
                                                                                                                 ----------------
                                                                                                                      364,311,148
                                                                                                                 ----------------
BANKING-FOREIGN--1.69%
     50,000   KBC Financial Products International Ltd.                 11/01/01               2.670                   50,000,000
                                                                                                                 ----------------
BROKER-DEALER--0.67%
     20,000   Morgan Stanley Dean Witter & Co.                          11/01/01               2.670*                  20,000,000
                                                                                                                 ----------------
ENERGY--1.69%
     50,000   Texaco, Inc.                                              11/07/01               2.470                   49,979,417
                                                                                                                 ----------------
FINANCE-CONDUIT--1.71%
     30,000   ANZ (Delaware), Inc.                                      12/10/01               2.350                   29,923,625
     20,869   MetLife Funding, Inc.                                     11/07/01               2.435                   20,860,531
                                                                                                                 ----------------
                                                                                                                       50,784,156
                                                                                                                 ----------------
FINANCE-DIVERSIFIED--0.84%
     25,000   GE Capital International Funding                          11/29/01               2.500                   24,951,389
                                                                                                                 ----------------
INSURANCE--1.85%
     30,000   American General Corp.                                    12/13/01               2.330                   29,918,450
     25,000   Marsh & McLennan Co., Inc.                                12/04/01               2.370                   24,945,687
                                                                                                                 ----------------
                                                                                                                       54,864,137
                                                                                                                 ----------------
MACHINERY--0.51%
     15,000   Caterpillar Financial Services                            11/05/01               3.500                   14,994,167
                                                                                                                 ----------------
METALS & MINING--1.76%
     28,022   Rio Tinto America, Inc.                             12/07/01 to 12/14/01         2.350                   27,951,062
     24,228   Rio Tinto Ltd.                                            12/11/01               2.345                   24,164,872
                                                                                                                 ----------------
                                                                                                                       52,115,934
                                                                                                                 ----------------
RETAIL-MERCHANDISING--0.67%
     20,000   Home Depot Funding Corp.                                  11/05/01               3.760                   19,991,644
                                                                                                                 ----------------


                                       5

  PRINCIPAL
   AMOUNT                                                              MATURITY                INTEREST
    (000)                                                                DATES                   RATES                 VALUE
    -----                                                                -----                   -----                 -----
COMMERCIAL PAPER@--(CONCLUDED)

TELECOMMUNICATIONS--3.42%
$    30,000   Verizon Global Funding Corp.                              04/30/02               2.320%             $    29,652,000
     71,994   Verizon Network Funding, Inc.                       11/07/01 to 01/31/02     2.500 to 3.300              71,706,317
                                                                                                                 ----------------
                                                                                                                      101,358,317
                                                                                                                 ----------------
Total Commercial Paper (cost--$1,450,168,947)                                                                       1,450,168,947
                                                                                                                 ----------------
SHORT-TERM CORPORATE OBLIGATIONS--12.87%

ASSET BACKED-FINANCE--6.08%
     70,000   Beta Finance, Inc.                                        11/01/01           2.560 to 2.605*             69,999,482
    110,000   CC (USA), Inc.                                            11/01/01           2.560 to 2.655*            109,999,502
                                                                                                                 ----------------
                                                                                                                      179,998,984
                                                                                                                 ----------------
BANKING-DOMESTIC--0.85%
     25,000   Wells Fargo & Co.                                         11/14/01               2.525*                  25,000,000
                                                                                                                 ----------------
BROKER-DEALER--3.88%
     40,000   Credit Suisse First Boston, Inc.                          11/01/01           2.735 to 2.745*             40,000,000
     75,000   Merrill Lynch & Co., Inc.                           11/01/01 to 11/14/01     2.650 to 3.569*             75,000,049
                                                                                                                 ----------------
                                                                                                                      115,000,049
                                                                                                                 ----------------
FINANCE-DIVERSIFIED--1.22%
     22,600   Associates Corp. of North America                         11/23/01               3.629*                  22,612,521
     13,500   GE Capital Corp.                                          01/14/02               5.440                   13,504,036
                                                                                                                 ----------------
                                                                                                                       36,116,557
                                                                                                                 ----------------
FINANCE-INDEPENDENT--0.84%
     25,000   National Rural Utilities Cooperative Finance Corp.        11/01/01               2.580*                  25,000,000
                                                                                                                 ----------------
Total Short-Term Corporate Obligations (cost--$381,115,590)                                                           381,115,590
                                                                                                                 ----------------

   NUMBER OF
     SHARES                                                                    MATURITY    INTEREST
      (000)                                                                     DATES       RATES            VALUE
      -----                                                                     -----       -----            -----
MONEY MARKET FUNDS--6.54%

    122,352   AIM Liquid Assets Money Market Portfolio                         11/01/01     2.710%*        $ 122,351,819
     71,523   AIM Prime Money Market Portfolio                                 11/01/01     2.500*            71,522,713
                                                                                                           --------------
Total Money Market Funds (cost--$193,874,532)                                                                 193,874,532
                                                                                                           --------------
Total Investments (cost--$2,962,755,752 which approximates cost for federal
   income tax purposes)--99.99%                                                                             2,962,755,752
Other assets in excess of liabilities--0.01%                                                                      203,029
                                                                                                           --------------
Net Assets (applicable to 2,924,131,621 and 38,722,649 of Institutional Shares
   and Financial Intermediary Shares, respectively, each equivalent
   to $1.00 per share)--100.00%                                                                            $2,962,958,781
                                                                                                           ==============


----------
@    Interest rates shown are the discount rates at date of purchase.
* Variable rate securities--Maturity date reflects earlier reset date or maturity date. The interest rates shown are the current rates as of October 31, 2001 and reset periodically.


                       Weighted average maturity--58 days

                 See accompanying notes to financial statements

BRINSON LIR TREASURY SECURITIES FUND

  PRINCIPAL
   AMOUNT                                                                    MATURITY              INTEREST
    (000)                                                                      DATES                 RATES            VALUE
    -----                                                                      -----                 -----            -----
U.S. TREASURY OBLIGATIONS--92.02%

$   225,800   U.S. Treasury Bills                                       11/01/01 to 04/11/02   2.100 to 4.200%@    $224,901,128
     13,000   U.S. Treasury Notes                                             08/15/02              6.375            13,332,342
                                                                                                                   ------------
Total U.S. Treasury Obligations (cost--$238,233,470)                                                                238,233,470
                                                                                                                   ------------
  NUMBER OF
   SHARES
    (000)
    -----
MONEY MARKET FUNDS--8.11%

      9,657   Goldman Sachs Financial Square Treasury Instruments Fund        11/01/01              2.580*            9,657,451
     11,344   Provident Institutional Federal Security Treasury Fund          11/01/01              2.450*           11,344,223
                                                                                                                   ------------
Total Money Market Funds (cost--$21,001,674)                                                                         21,001,674
                                                                                                                   ------------
Total Investments (cost--$259,235,144 which approximates cost for
   federal income tax purposes)--100.13%                                                                            259,235,144
Liabilities in excess of other assets--(0.13)%                                                                         (347,693)
                                                                                                                   ------------
Net Assets (applicable to 258,849,844 Institutional Shares, equivalent
   to $1.00 per share)--100.00%                                                                                    $258,887,451
                                                                                                                   ============


----------
@    Interest rates shown are the discount rates at date of purchase.
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 2001 and reset periodically.


                       Weighted average maturity--64 days

                 See accompanying notes to financial statements

BRINSON LIR MONEY MARKET FUND
BRINSON LIR TREASURY SECURITIES FUND

STATEMENT OF OPERATIONS

                                                                                FOR THE SIX
                                                                                MONTHS ENDED
                                                                              OCTOBER 31, 2001
                                                                                 (UNAUDITED)
                                                                        ---------------------------
                                                                        BRINSON LIR     BRINSON LIR
                                                                           MONEY         TREASURY
                                                                          MARKET        SECURITIES
                                                                           FUND            FUND
                                                                           ----            ----
INVESTMENT INCOME:
Interest                                                                $55,317,896      $3,539,036
                                                                        -----------      ----------
EXPENSES:
Investment advisory and administration                                    3,503,213         249,828
Transfer agency and related services fees                                   300,344          19,981
Custody and accounting                                                      150,172           9,991
Insurance expense                                                           140,177             777
State and federal registration fees                                          77,908          14,912
Shareholder servicing fees--Financial Intermediary shares                    61,291              --
Professional fees                                                            50,960          16,160
Reports and notices to shareholders                                          26,346           9,204
Trustees' fees                                                                5,250           5,250
Other expenses                                                               15,490           4,916
                                                                        -----------      ----------
                                                                          4,331,151         331,019
Less: Fee waivers/reimbursements from advisor                              (345,823)        (41,261)
                                                                        -----------      ----------
Net expenses                                                              3,985,328         289,758
                                                                        -----------      ----------
Net investment income                                                    51,332,568       3,249,278
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS                              91,051          15,689
                                                                        -----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $51,423,619      $3,264,967
                                                                        ===========      ==========


                 See accompanying notes to financial statements

BRINSON LIR MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX
                                                                          MONTHS ENDED            FOR THE
                                                                        OCTOBER 31, 2001         YEAR ENDED
                                                                           (UNAUDITED)         APRIL 30, 2001
                                                                           -----------         --------------
FROM OPERATIONS:
Net investment income                                                   $    51,332,568       $  135,748,774
Net realized gains from investment transactions                                  91,051               12,852
                                                                        ---------------       --------------
Net increase in net assets resulting from operations                         51,423,619          135,761,626
                                                                        ---------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                                 (50,471,409)        (132,661,528)
Net investment income--Financial Intermediary shares                           (861,159)          (3,087,246)
                                                                        ---------------       --------------
Total dividends to shareholders                                             (51,332,568)        (135,748,774)
                                                                        ---------------       --------------

Net increase in net assets from beneficial interest transactions            397,989,318          664,117,825
                                                                        ---------------       --------------
Net increase in net assets                                                  398,080,369          664,130,677

NET ASSETS:
Beginning of period                                                       2,564,878,412        1,900,747,735
                                                                        ---------------       --------------
End of period                                                            $2,962,958,781       $2,564,878,412
                                                                        ===============       ==============


                 See accompanying notes to financial statements

BRINSON LIR TREASURY SECURITIES FUND

                                                                          FOR THE SIX
                                                                          MONTHS ENDED          FOR THE
                                                                        OCTOBER 31, 2001       YEAR ENDED
                                                                          (UNAUDITED)       APRIL 30, 2001
                                                                          -----------       --------------
FROM OPERATIONS:
Net investment income                                                   $   3,249,278        $  7,489,012
Net realized gains from investment transactions                                15,689              18,130
                                                                        -------------        ------------
Net increase in net assets resulting from operations                        3,264,967           7,507,142
                                                                        -------------        ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                                (3,249,278)         (7,489,012)
                                                                        -------------        ------------
Net increase in net assets from beneficial interest transactions           91,481,368          48,847,101
                                                                        -------------        ------------
Net increase in net assets                                                 91,497,057          48,865,231

NET ASSETS:
Beginning of period                                                       167,390,394         118,525,163
                                                                        -------------        ------------
End of period                                                            $258,887,451        $167,390,394
                                                                        =============        ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Brinson LIR Money Market Fund ("Money Market Fund") and Brinson LIR Treasury Securities Fund ("Treasury Securities Fund") (collectively the "Funds") are series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Funds and the Brinson LIR Government Securities Fund. The financial statements for the Brinson LIR Government Securities Fund are not included herein.

    The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. At October 31, 2001 the Treasury Securities Fund had no Financial Intermediary shares outstanding.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

    VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's board of trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

    REPURCHASE AGREEMENTS--The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), sub-advisor and sub-administrator of the Trust. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

    DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

    NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities held by the Money Market Fund to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

    The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At October 31, 2001, the Money Market Fund and the Treasury Securities Fund owed UBS PaineWebber $636,478 and $52,573, respectively, in investment advisory and administration fees.

    Brinson Advisors serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS PaineWebber and Brinson Advisors. In accordance with the Sub-Advisory Contract, UBS PaineWebber (not the Funds) pays Brinson Advisors a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to UBS PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

    UBS PaineWebber and Brinson Advisors agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses through August 31, 2002 at a level not exceeding 0.28% and 0.29% of the Money Market Fund and the Treasury Securities Fund's average daily net assets for Institutional shares, respectively, and 0.53% of the Money Market Fund's average daily net assets for Financial Intermediary shares. The Funds have agreed to repay UBS PaineWebber for any reimbursed expenses if they can do so over the following three years without causing the Funds' expenses in any of those years to exceed the aforementioned rates. For the six months ended October 31, 2001, UBS PaineWebber waived $345,823 and $41,261 in investment advisory and administration fees from the Money Market Fund and the Treasury Securities Fund, respectively.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

    Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Financial Intermediary shares, each Fund has agreed to pay Brinson Advisors monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, Brinson Advisors pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreements. At October 31, 2001, the Money Market Fund owed UBS PaineWebber $8,314 in shareholder service fees.


----------
*    UBS PaineWebber is a service mark of UBS AG

BANK LINE OF CREDIT

    The Funds may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $300 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Funds have agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended October 31, 2001 the Funds did not borrow under this facility.

OTHER LIABILITIES

    At October 31, 2001, the Money Market Fund and the Treasury Securities Fund had dividends payable aggregating $6,893,424 and $518,029, respectively.

MONEY MARKET FUND INSURANCE BONDS

    The Money Market Fund obtained insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Money Market Fund. These loss events included non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Money Market Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bonds, the Money Market Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the bonds were intended to provide some protection against credit risk and to help the Money Market Fund maintain a constant price per share of $1.00, there was no guarantee that the bonds would have done so. During the six months ended October 31, 2001, the Money Market Fund did not use these bonds.

FEDERAL TAX STATUS

    Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

SHARES OF BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                                       FINANCIAL
                                                       INSTITUTIONAL SHARES                      INTERMEDIARY SHARES*
                                                -----------------------------------        -------------------------------
                                                   FOR THE SIX        FOR THE YEAR            FOR THE SIX     FOR THE YEAR
                                                   MONTHS ENDED           ENDED               MONTHS ENDED        ENDED
                                                OCTOBER 31, 2001     APRIL 30, 2001        OCTOBER 31, 2001  APRIL 30, 2001
                                                ----------------     --------------        ----------------  --------------
MONEY MARKET FUND:

Shares sold                                       6,526,570,112       12,004,859,935          106,275,005      171,700,609
Shares repurchased                               (6,167,241,959)     (11,451,875,347)        (119,110,910)    (186,348,762)
Dividends reinvested                                 51,474,662          124,230,914               22,408        1,550,476
                                                 --------------      ---------------         ------------     ------------
Net increase (decrease) in shares outstanding       410,802,815          677,215,502          (12,813,497)     (13,097,677)
                                                 ==============      ===============         ============     ============

TREASURY SECURITIES FUND:

Shares sold                                         263,997,730          486,200,792
Shares repurchased                                 (175,845,682)        (444,632,264)
Dividends reinvested                                  3,329,320            7,278,573
                                                 --------------      ---------------
Net increase in shares outstanding                   91,481,368           48,847,101
                                                 ==============      ===============


----------
* For the six months ended October 31, 2001 and the year ended April 30, 2001, there were no transactions in Financial Intermediary shares for the Treasury Securities Fund.

BRINSON LIR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                           INSTITUTIONAL SHARES
                                                       -----------------------------------------------------------------------------
                                                         FOR THE
                                                       SIX MONTHS
                                                          ENDED
                                                       OCTOBER 31,                      FOR THE YEARS ENDED APRIL 30,
                                                          2001      ----------------------------------------------------------------
                                                       (UNAUDITED)      2001           2000          1999        1998       1997
                                                       -----------      ----           ----          ----        ----       ----
Net asset value, beginning of period                   $  1.00          $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                    ----------       ----------   ----------   ----------   ----------  ----------
Net investment income                                    0.019            0.061        0.053        0.051        0.054       0.052
                                                    ----------       ----------   ----------   ----------   ----------  ----------
Dividends from net investment income                    (0.019)          (0.061)      (0.053)      (0.051)      (0.054)     (0.052)
                                                    ----------       ----------   ----------   ----------   ----------  ----------
Net asset value, end of period                         $  1.00          $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                    ==========       ==========   ==========   ==========   ==========  ==========
Total investment return(1)                                1.88%            6.25%        5.40%        5.22%        5.52%       5.33%
                                                    ==========       ==========   ==========   ==========   ==========  ==========
Ratios/Supplemental Data:
Net assets, end of period (000's)                   $2,924,236       $2,513,344   $1,836,114   $2,036,379   $1,591,789  $1,246,799
Expenses to average net assets net of
   waivers/reimbursements from advisor                    0.28%*           0.28%        0.28%        0.26%        0.29%       0.25%
Expenses to average net assets before
   waivers/reimbursements from advisor                    0.30%*           0.31%        0.30%        0.31%        0.34%       0.30%
Net investment income to average net assets net of
   waivers/reimbursements from advisor                    3.67%*           6.04%        5.26%        5.07%        5.38%       5.24%
Net investment income to average net assets before
   waivers/reimbursements from advisor                    3.65%*           6.01%        5.24%        5.02%        5.33%       5.19%

                                                                                   FINANCIAL INTERMEDIARY SHARES**
                                                                -----------------------------------------------------------------
                                                                   FOR THE                                              FOR THE
                                                                 SIX MONTHS                                             PERIOD
                                                                    ENDED                                             JANUARY 14,
                                                                 OCTOBER 31,      FOR THE YEARS ENDED APRIL 30,        1998+ TO
                                                                    2001                                               APRIL 30,
                                                                 (UNAUDITED)      2001        2000         1999          1998
                                                                 -----------      ----        ----         ----          ----
Net asset value, beginning of period                              $  1.00       $  1.00      $  1.00     $  1.00       $  1.00
                                                                  -------       -------      -------     -------       -------
Net investment income                                               0.017         0.058        0.050       0.048         0.015
                                                                  -------       -------      -------     -------       -------
Dividends from net investment income                               (0.017)       (0.058)      (0.050)     (0.048)       (0.015)
                                                                  -------       -------      -------     -------       -------
Net asset value, end of period                                    $  1.00       $  1.00      $  1.00     $  1.00       $  1.00
                                                                  =======       =======      =======     =======       =======
Total investment return(1)                                           1.75%         5.99%        5.14%       4.96%         1.51%
                                                                  =======       =======      =======     =======       =======
Ratios/Supplemental Data:
Net assets, end of period (000's)                                 $38,723       $51,534      $64,634     $12,002       $16,302
Expenses to average net assets net of
   waivers/reimbursements from advisor                               0.53%*        0.53%        0.53%       0.51%         0.54%*
Expenses to average net assets before
   waivers/reimbursements from advisor                               0.55%*        0.56%        0.55%       0.56%         0.59%*
Net investment income to average net assets net of
   waivers/reimbursements from advisor                               3.51%*        5.74%        5.05%       4.82%         5.13%*
Net investment income to average net assets before
   waivers/reimbursements from advisor                               3.49%*        5.71%        5.03%       4.77%         5.07%*


----------
+    Reissuance of shares.
*    Annualized.
** For the period May 1, 1997 to January 13, 1998 there were no Financial Intermediary shares outstanding.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

BRINSON LIR TREASURY SECURITIES FUND

                                                                                               INSTITUTIONAL SHARES
                                                                    ----------------------------------------------------------------
                                                                     FOR THE
                                                                    SIX MONTHS
                                                                       ENDED
                                                                    OCTOBER 31,               FOR THE YEARS ENDED APRIL 30,
                                                                       2001     ----------------------------------------------------
                                                                    (UNAUDITED)     2001     2000      1999      1998       1997
                                                                    -----------     ----     ----      ----      ----       ----
Net asset value, beginning of period                                $   1.00    $   1.00  $   1.00  $   1.00  $   1.00    $ 1.00
                                                                    --------    --------  --------  --------  --------    ------
Net investment income                                                  0.017       0.054     0.049     0.046     0.051     0.049
                                                                    --------    --------  --------  --------  --------    ------
Dividends from net investment income                                  (0.017)     (0.054)   (0.047)   (0.046)   (0.051)   (0.049)
Distributions from net realized gains from investment transactions        --          --    (0.002)       --        --        --
                                                                    --------    --------  --------  --------  --------    ------
Total dividends and distributions to shareholders                     (0.017)     (0.054)   (0.049)   (0.046)   (0.051)   (0.049)
                                                                    --------    --------  --------  --------  --------    ------
Net asset value, end of period                                      $   1.00    $   1.00  $   1.00  $   1.00  $   1.00    $ 1.00
                                                                    ========    ========  ========  ========  ========    ======
Total investment return(1)                                              1.68%       5.55%     4.97%     4.68%     5.23%     5.02%
                                                                    ========    ========  ========  ========  ========    ======
Ratios/Supplemental Data:
Net assets, end of period (000's)                                   $258,887    $167,390  $118,525  $179,227  $179,708    $65,893
Expenses to average net assets net of
   waivers/reimbursements from advisor                                  0.29%*      0.29%     0.29%     0.28%     0.30%      0.30%
Expenses to average net assets before
   waivers/reimbursements from advisor                                  0.33%*      0.36%     0.35%     0.33%     0.47%      0.72%
Net investment income to average net assets
   net of waivers/reimbursements from advisor                           3.25%*      5.36%     4.61%     4.57%     5.09%      4.97%
Net investment income to average net assets
   before waivers/reimbursements from advisor                           3.21%*      5.29%     4.55%     4.52%     4.92%      4.56%


----------
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return for a period less than a year has not been annualized.

                 (This page has been left blank intentionally.)

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

George W. Gowen

William W. Hewitt, Jr.

Morton L. Janklow

Frederic V. Malek

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Brian M. Storms
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT

INVESTMENT ADVISOR AND
ADMINISTRATOR
UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019

SUBADVISOR, SUBADMINISTRATOR
AND PRINCIPAL UNDERWRITER
Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


                         BRINSON ADVISORS
                         (C)2001 Brinson Advisors, Inc.
                         All Rights Reserved

                                                             BRINSON LIR
                                                             MONEY MARKET
                                                             FUND
                                                             BRINSON LIR
                                                             TREASURY SECURITIES
                                                             FUND


                                                             OCTOBER 31, 2001


SEMIANNUAL REPORT